TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE
17.	TRADE ACCOUNTS PAYABLE

	December 31,	December 31,
	2021	2020
In local currency
Related party (Note 11.1) (1)	6,288	2,849
Third party	2,677,052	1,865,632
In foreign currency
Third party	605,557	492,617
	3,288,897	2,361,098

1)	The balance refers, substantially, to transactions with Ibema Companhia Brasileira de Papel.